INVESTMENTS IN ASSOCIATES - Others (Details) - RUB (₽) ₽ in Millions	1 Months Ended				12 Months Ended
	Feb. 28, 2018	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in associates
Cash contribution for acquired ownership interest					₽ 723	₽ 4,094
Statement of profit or loss
Net loss/(profit) for the year					(56,590)	(48,450)	₽ (47,404)
Total comprehensive loss (income) for the year					₽ (53,766)	₽ (30,643)	(45,732)
OZON Holdings Limited
Investments in associates
Proportion of ownership interest	11.20%	11.19%	10.96%	10.80%	11.20%	10.80%
Number of shares acquired		7,698	5,193
Cash contribution for acquired ownership interest		₽ 28	₽ 19
Equity investments in other unquoted companies
Statement of profit or loss
Net loss/(profit) for the year					₽ 1,760	₽ 1,172	(1,079)
The Group's share of the loss (profit) of the associate for the year					327	108	(297)
Total comprehensive loss (income) for the year					1,760	1,172	(1,079)
The Group's share of total comprehensive loss (income) of the associate for the year					₽ 327	₽ 108	₽ (297)
Sistema-Capital
Investments in associates
Proportion of ownership interest			30.00%		30.00%
Cash contribution for acquired ownership interest			₽ 356
Maximum | OZON Holdings Limited
Investments in associates
Proportion of ownership interest					20.00%